Sullivan & Cromwell LLP
125 Broad Street
New York, New York 10004
(212) 558-4000

February 19, 2013

VIA EDGAR

Securities and Exchange Commission,
100 F Street, N.E.,
Washington, D.C. 20549.

Re:	The Greater China Fund, Inc. Schedule TO – I filed
January 9, 2013 (File No. 005-51363)

Dear Sirs:

This letter of transmittal is submitted as correspondence with the filing on February 19, 2013 by The Greater China Fund, Inc. (the “Fund”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), of the Fund’s Amendment No. 4 to Schedule TO – I (as amended on January 17, 2013, February 7, 2013 and February 8, 2013) (as amended, the “Schedule TO”) with respect to the Fund’s issuer tender offer and the Fund’s Offer to Repurchase, dated January 8, 2013 (as amended, the “Offer to Repurchase”) filed as exhibit (a)(1) to Schedule TO.

Any questions or comments with respect to the accompanying filing may be communicated to the undersigned, William G. Farrar of Sullivan & Cromwell LLP, at (212) 558-4940.  Please send copies of any correspondence relating to this filing to the undersigned by facsimile at (212) 558-1600 with the original by mail to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004.

Very truly yours,

/s/ William G. Farrar

William G. Farrar

cc:	Deborah A. Docs
Grace Torres
(Prudential Investments LLC)

Alan Goodson
Lucia Sitar
(Aberdeen Asset Management Asia Limited)